Exhibit 99.1

Arbor Realty Commercial Real Estate Notes 2018-FL1, Ltd.

Report To:

Arbor Realty Commercial Real Estate Notes 2018-FL1, Ltd.

Arbor Realty Collateral Management, LLC

J.P. Morgan Securities LLC

16 May 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Arbor Realty Commercial Real Estate Notes 2018-FL1, Ltd. c/o MaplesFS Limited PO Box 1093, Queensgate House Grand Cayman KY1-1102 Cayman Islands

Arbor Realty Collateral Management, LLC 333 Earle Ovington Boulevard, 9th Floor Uniondale, New York 11553 J.P. Morgan Securities LLC 383 Madison Avenue 31st Floor New York, New York 10179
Re: Arbor Realty Commercial Real Estate Notes 2018-FL1, Ltd.

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (collectively, the “Specified Parties”), solely to assist Arbor Realty Commercial Real Estate Notes 2018-FL1, Ltd. (the “Issuer”) with respect to certain information relating to the Mortgage Loans (as defined in Attachment A) that will secure the Notes and Preferred Shares (both as defined in the Draft Preliminary Offering Memorandum, which is defined herein). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Arbor Realty Collateral Management, LLC (the “Loan Obligation Manager”), on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and Mortgaged Properties (as defined in Attachment A),
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Loan Obligation Manager, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Loan Obligation Manager, on behalf of the Issuer, instructed us to perform no procedures,
g.	A draft of the preliminary offering memorandum for the Arbor Realty Commercial Real Estate Notes 2018-FL1, Ltd. securitization transaction (the “Draft Preliminary Offering Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by the Loan Obligation Manager, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Loan Obligation Manager, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes and Preferred Shares will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

16 May 2018

Attachment A Page 1 of 21

Background

For the purpose of the procedures described in this report, the Loan Obligation Manager, on behalf of the Issuer, indicated that:

a.	The assets of the Issuer as of the settlement date of the securitization transaction will primarily consist of commercial mortgage loans (the “Mortgage Loans”) each secured by a first-lien mortgage on one or more multifamily, office, healthcare or self storage properties (the “Mortgaged Properties”),
b.	With respect to eight Mortgage Loans, there exists one or more fully funded pari-passu participation interests (each, a “Non-Trust Senior Participation”),
c.	With respect to one Mortgage Loan, there exists a fully funded junior participation interest (the “Non-Trust Junior Participation”),
d.	Each Mortgage Loan, together with the corresponding Non-Trust Senior Participation(s), if any, is hereinafter referred to as the “Total Senior Participation” and
e.	Each Total Senior Participation, together with the corresponding Non-Trust Junior Participation, if any, is hereinafter referred to as the “Whole Loan.”

Procedures performed and our associated findings

1.	The Loan Obligation Manager, on behalf of the Issuer, provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Loan Obligation Manager, on behalf of the Issuer, indicated contains information relating to the Mortgage Loans and Mortgaged Properties as of 1 April 2018 (the “Reference Date”) and
b.	Record layout and decode information related to the information on the Preliminary Data File.

For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A that were provided by the Loan Obligation Manager, on behalf of the Issuer, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the succeeding paragraph of this Item 1.

The Source Document(s) that we were instructed by the Loan Obligation Manager, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 21

1. (continued)

The Loan Obligation Manager, on behalf of the Issuer, provided us with certain draft Source Documents related to certain Mortgage Loans. For the avoidance of doubt, for the purpose of the procedures described in this report, the Loan Obligation Manager, on behalf of the Issuer, instructed us to treat all draft Source Documents as fully executed Source Documents.

2.	As instructed by the Loan Obligation Manager, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Loan Obligation Manager. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, the Loan Obligation Manager, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the “Data Files”) that the Loan Obligation Manager, on behalf of the Issuer, indicated contains information relating to the Mortgage Loans and Mortgaged Properties as of the Reference Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the “Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (each, a “Related Borrower”). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 21

6.	Using the:
a.	First Payment Date,
b.	Maturity Date and
c.	Fully Extended Maturity Date

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Asset Term (Without Extension) and
ii.	Fully Extended Asset Term

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Seasoning,
b.	Asset Term (Without Extension) and
c.	Fully Extended Asset Term

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Asset Term (Without Extension) and
ii.	Remaining Fully Extended Asset Term

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	For each Mortgage Loan (except for the Wilshire Victoria Apartments Mortgage Loan (as defined in Note 9 on Exhibit 2 to Attachment A), which is described in the succeeding paragraph of this Item 8.), all of which have the “Amort Type” characteristic as “Interest Only” on the Final Data File (each, an “Interest Only Mortgage Loan”), the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the “Asset Term (Without Extension)” of each Mortgage Loan, as shown on the Final Data File, for the “Original IO Period” characteristic.

With respect to the Wilshire Victoria Apartments Mortgage Loan, which has the “Amort Type” characteristic as “Amortizing” and for which the loan agreement Source Document indicates that the borrower is required to make monthly principal payments commencing on the “First Payment Date” through and including the “Maturity Date,” both as shown on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “0” for the “Original IO Period” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 21

9.	For each Interest Only Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Original Amortization Term” characteristic.

For the Wilshire Victoria Apartments Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Original Amortization Term” as the difference between the:

a.	Asset Term (Without Extension) and
b.	Original IO Period,

both as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original IO Period and
b.	Seasoning

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining IO Period” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	For each Interest Only Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Remaining Amortization Term” characteristic.

For the Wilshire Victoria Apartments Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Remaining Amortization Term” using the:

a.	Original IO Period,
b.	Original Amortization Term and
c.	Seasoning

all as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 21

12.	For each Interest Only Mortgage Loan (except for the Mortgage Loan identified on the Final Data File as “Oaks at Park South” (the “Oaks at Park South Mortgage Loan”), which is described in the succeeding paragraph of this Item 12.) all of which have the “Remaining IO Period” value as greater than “0” on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to:
a.	Use the “Whole Loan Original Funded Balance” for each Whole Loan and, with respect to each Multiple Property Loan, the “Whole Loan Original Funded Balance” for each Underlying Property, all as shown on the Final Data File, for the principal balance of each Whole Loan and Underlying Property as of the Reference Date (the “Whole Loan Reference Date Balance”),
b.	Use the “Mortgage Loan Original Funded Balance” for each Mortgage Loan and, with respect to each Multiple Property Loan, the “Mortgage Loan Original Funded Balance” for each Underlying Property, all as shown on the Final Data File, for the principal balance of each Mortgage Loan and Underlying Property as of the Reference Date (the “Mortgage Loan Reference Date Balance”) and
c.	Use the “Total Senior Participation Original Funded Balance” for each Mortgage Loan and, with respect to each Multiple Property Loan, the “Total Senior Participation Original Funded Balance” for each Underlying Property, all as shown on the Final Data File, for the principal balance of each Total Senior Participation and Underlying Property as of the Reference Date (the “Total Senior Participation Reference Date Balance”).

With respect to the Oaks at Park South Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “$35,986,416.22,” “$28,789,132.98” and “$35,986,416.22” for the Whole Loan Reference Date Balance, Mortgage Loan Reference Date Balance and Total Senior Participation Reference Date Balance characteristics, respectively.

With respect to the Wilshire Victoria Apartments Mortgage Loan, the loan agreement Source Document indicates that:

a.	The borrower is required to remit payments of interest on each payment date from the “First Payment Date” through and including the “Maturity Date,” both as shown on the Final Data File, and
b.	The borrower is required to make monthly principal payments of $250,000 on each payment date with respect to the Wilshire Victoria Apartments Whole Loan, commencing on the “First Payment Date” through and including the “Maturity Date,” both as shown on the Final Data File (each such monthly principal payment, a “Wilshire Victoria Apartments Whole Loan Monthly Principal Amount,” and the total of all Wilshire Victoria Apartments Whole Loan Monthly Principal Amounts, the “Wilshire Victoria Apartments Whole Loan Amortization Amount”).

Attachment A Page 6 of 21

12. (continued)

For the Wilshire Victoria Apartments Whole Loan and Wilshire Victoria Apartments Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to:

a.	Recalculate the “Whole Loan Reference Date Balance” of the Wilshire Victoria Apartments Whole Loan as the difference between:
i.	The “Whole Loan Original Funded Balance,” as shown on the Final Data File, and
ii.	The total of all Wilshire Victoria Apartments Whole Loan Monthly Principal Amounts due from and including the “First Payment Date,” as shown on the Final Data File, through and including the Reference Date (such total amount, the “Wilshire Victoria Apartments Whole Loan Amortization Amount as of the Reference Date”),
b.	Recalculate the “Mortgage Loan Reference Date Balance” of the Wilshire Victoria Apartments Mortgage Loan as the difference between:
i.	The “Mortgage Loan Original Funded Balance,” as shown on the Final Data File, and
ii.	The product of:
(a)	The quotient of the:
(1.)	Mortgage Loan Original Funded Balance and
(2.)	Whole Loan Original Funded Balance,

both as shown on the Final Data File, and

(b)	The Wilshire Victoria Apartments Whole Loan Amortization Amount as of the Reference Date and
c.	Recalculate the “Total Senior Participation Reference Date Balance” of the Wilshire Victoria Apartments Mortgage Loan as the difference between:
i.	The “Total Senior Participation Original Funded Balance,” as shown on the Final Data File, and
ii.	The product of:
(a)	The quotient of the:
(1.)	Total Senior Participation Original Funded Balance and
(2.)	Whole Loan Original Funded Balance,

both as shown on the Final Data File, and

(b)	The Wilshire Victoria Apartments Whole Loan Amortization Amount as of the Reference Date.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in this Item 12. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 21

13.	For each Interest Only Mortgage Loan, all of which have the “Remaining IO Period” value as greater than “0” on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to:
a.	Use the “Whole Loan Fully Funded Balance” for each Whole Loan and, with respect to each Multiple Property Loan, the “Whole Loan Fully Funded Balance” for each Underlying Property, as shown on the Final Data File, for the principal balance of each Whole Loan and Underlying Property as of the “Maturity Date” (the “Whole Loan Maturity Date Balance”) and
b.	Use the “Mortgage Loan Fully Funded Balance” for each Mortgage Loan and, with respect to each Multiple Property Loan, the “Mortgage Loan Fully Funded Balance” for each Underlying Property, as shown on the Final Data File, for the principal balance of each Mortgage Loan and Underlying Property as of the “Maturity Date” (the “Mortgage Loan Maturity Date Balance”).

For the Wilshire Victoria Apartments Whole Loan and Wilshire Victoria Apartments Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to:

a.	Recalculate the “Whole Loan Maturity Date Balance” of the Wilshire Victoria Apartments Whole Loan as the difference between:
i.	The “Whole Loan Fully Funded Balance,” as shown on the Final Data File, and
ii.	The Wilshire Victoria Apartments Whole Loan Amortization Amount and
b.	Recalculate the “Mortgage Loan Maturity Date Balance” of the Wilshire Victoria Apartments Mortgage Loan as the difference between:
i.	The “Mortgage Loan Fully Funded Balance,” as shown on the Final Data File, and
ii.	The product of:
(a)	The quotient of the:
(1.)	Mortgage Loan Fully Funded Balance and
(2.)	Whole Loan Fully Funded Balance,

both as shown on the Final Data File, and

(b)	The Wilshire Victoria Apartments Whole Loan Amortization Amount.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in this Item 13. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 21

14.	For each Interest Only Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the “Whole Loan Fully Funded Balance,” for each Mortgage Loan and, with respect to each Multiple Property Loan, the “Whole Loan Fully Funded Balance” for each Underlying Property, all as shown on the Final Data File, for the principal balance of each Total Senior Participation and Underlying Property as of the “Maturity Date” (the “Total Senior Participation Maturity Date Balance”).

For the Wilshire Victoria Apartments Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Total Senior Participation Maturity Date Balance” of the Wilshire Victoria Apartments Mortgage Loan as the difference between:

a.	The “Total Senior Participation Original Funded Balance,” as shown on the Final Data File, and
b.	The product of:
i.	The quotient of the:
(a)	Total Senior Participation Original Funded Balance and
(b)	Whole Loan Fully Funded Balance,

both as shown on the Final Data File, and

ii.	The Wilshire Victoria Apartments Whole Loan Amortization Amount.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in this Item 14. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 21

15.	Using the:
a.	Mortgage Loan Original Funded Balance,
b.	Total Senior Participation Original Funded Balance,
c.	Whole Loan Original Funded Balance,
d.	Whole Loan Floating Spread,
e.	Floating Spread,
f.	LIBOR Floor,
g.	LIBOR Cap and
h.	Interest Accrual Method

of each Mortgage Loan, all as shown on the Final Data File, a LIBOR assumption of 1.9200% that was provided by the Loan Obligation Manager, on behalf of the Issuer, and the calculation methodologies provided by the Loan Obligation Manager, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 15., we recalculated the:

i.	Mortgage Loan Monthly Debt Service,
ii.	Mortgage Loan Current Annual Debt Service,
iii.	Whole Loan Monthly Debt Service,
iv.	Whole Loan Current Annual Debt Service and
v.	Total Senior Participation Annual Debt Service

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of each Mortgage Loan (except for the Wilshire Victoria Apartments Mortgage Loan, which is described in a succeeding paragraph of this Item 15.) as the product of:

a.	The “Mortgage Loan Original Funded Balance,” as shown on the Final Data File,
b.	The sum of:
i.	The “Floating Spread,” as shown on the Final Data File, and
ii.	The greater of the:
(a)	LIBOR Floor, as shown on the Final Data File, and
(b)	The lesser of:
(1.)	The LIBOR assumption of 1.9200% that was provided by the Loan Obligation Manager, on behalf of the Issuer and
(2.)	The “LIBOR Cap,” if any, as shown on the Final Data File,
c.	1/12 and
d.	365/360.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Current Annual Debt Service” of each Mortgage Loan (except for the Wilshire Victoria Apartments Mortgage Loan, which is described in a succeeding paragraph of this Item 15.) as 12 times the corresponding “Mortgage Loan Monthly Debt Service.”

Attachment A Page 10 of 21

15. (continued)

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Monthly Debt Service” of each Whole Loan (except for the Wilshire Victoria Apartments Whole Loan, which is described in a succeeding paragraph of this Item 15.) as the product of:

a.	The “Whole Loan Original Funded Balance,” as shown on the Final Data File,
b.	The sum of:
i.	The “Whole Loan Floating Spread,” as shown on the Final Data File, and
ii.	The greater of the:
(a)	LIBOR Floor, as shown on the Final Data File, and
(b)	The lesser of:
(1.)	The LIBOR assumption of 1.9200% that was provided by the Loan Obligation Manager, on behalf of the Issuer and
(2.)	The “LIBOR Cap,” if any, as shown on the Final Data File,
c.	1/12 and
d.	365/360.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Current Annual Debt Service” of each Whole Loan (except for the Wilshire Victoria Apartments Whole Loan, which is described in a succeeding paragraph of this Item. 15) as 12 times the corresponding “Whole Loan Monthly Debt Service.”

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Total Senior Participation Annual Debt Service” of each Mortgage Loan (except for the Wilshire Victoria Apartments Mortgage Loan, which is described in a succeeding paragraph of this Item 15.) as the product of:

a.	The “Total Senior Participation Original Funded Balance,” as shown on the Final Data File,
b.	The sum of:
i.	The “Floating Spread,” as shown on the Final Data File, and
ii.	The greater of the:
(a)	LIBOR Floor, as shown on the Final Data File, and
(b)	The lesser of:
(1.)	The LIBOR assumption of 1.9200% that was provided by the Loan Obligation Manager, on behalf of the Issuer and
(2.)	The “LIBOR Cap,” if any, as shown on the Final Data File, and
c.	365/360.

Attachment A Page 11 of 21

15. (continued)

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Current Annual Debt Service” of the Wilshire Victoria Apartments Whole Loan as the sum of the:

a.       Wilshire Victoria Apartments Whole Loan Monthly Principal Amounts and

b.       Scheduled interest

due for the six months beginning with the first payment due date following the Reference Date.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Monthly Debt Service” of the Wilshire Victoria Apartments Whole Loan as the “Whole Loan Current Annual Debt Service” divided by 12.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Current Annual Debt Service” of the Wilshire Victoria Apartments Mortgage Loan as the product of:

a.       The “Whole Loan Current Annual Debt Service” and

b.       The quotient of the:

i.       Mortgage Loan Original Funded Balance and

ii.       Whole Loan Original Funded Balance,

all as shown on the Final Data File.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of the Wilshire Victoria Apartments Mortgage Loan as the “Mortgage Loan Current Annual Debt Service” divided by 12.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Total Senior Participation Annual Debt Service” of the Wilshire Victoria Apartments Mortgage Loan as the product of:

a.	The “Whole Loan Current Annual Debt Service” and
b.	The quotient of the:
i.	Total Senior Participation Original Funded Balance and
ii.	Whole Loan Original Funded Balance,

all as shown on the Final Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in this Item 15.

Attachment A Page 12 of 21

16.	Using the product of the:
a.	Mortgage Loan Maturity Date Balance and
b.	Exit Constant

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Loan Exit Loan Annual Interest” of each Mortgage Loan.

Using the product of the:

a.	Whole Loan Maturity Date Balance and
b.	Exit Constant

of each Whole Loan, both as shown on the Final Data File, we recalculated the “Whole Loan Exit Loan Annual Interest” of each Whole Loan.

Using the product of the:

a.	Total Senior Participation Maturity Date Balance and
b.	Exit Constant

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Total Senior Participation Exit Loan Annual Interest” of each Mortgage Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	For each Mortgage Loan, using the quotient of the:
a.	Difference between the:
i.	Total Senior Participation Reference Date Balance and
ii.	Current Renovation Reserves Balance, as applicable, and
b.	The sum of the:
i.	As Is Appraisal Value and
ii.	Difference between the:
(a)	Upfront Renovation Reserves, as applicable, and
(b)	Current Renovation Reserves Balance, as applicable

all as shown on the Final Data File, we recalculated the “Mortgage Loan As Is Reference Date LTV” of each Mortgage Loan.

For each Whole Loan, using the quotient of the:

a.	Difference between the:
i.	Whole Loan Reference Date Balance and
ii.	Current Renovation Reserves Balance, as applicable and
b.	The sum of the:
i.	As Is Appraisal Value and
ii.	Difference between the:

(a)       Upfront Renovation Reserves, as applicable, and

(b)	Current Renovation Reserves Balance, as applicable

all as shown on the Final Data File, we recalculated the “Whole Loan As Is Reference Date LTV” of each Whole Loan.

Attachment A Page 13 of 21

17. (continued)

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Mortgage Loan As Is Reference Date LTV” and “Whole Loan As Is Reference Date LTV” to the nearest 1/10th of one percent.

For each Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan As Is Reference Date LTV and
b.	Whole Loan As Is Reference Date LTV,

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan As Is Reference Date LTV and
ii.	Whole Loan As Is Reference Date LTV,

respectively, of each related Underlying Property.

18.	Using the quotient of the:
a.	Total Senior Participation Maturity Date Balance and
b.	Stabilized Appraisal Value

of each Mortgage Loan (except for the Mortgage Loans described in the third paragraph of this Item 18.), both as shown on the Final Data File, we recalculated the “Mortgage Loan Stabilized Maturity Date LTV” of each Mortgage Loan.

Using the quotient of the:

a.	Whole Loan Maturity Date Balance and
b.	Stabilized Appraisal Value

of each Mortgage Loan (except for the Mortgage Loans described in the third paragraph of this Item 18.), both as shown on the Final Data File, we recalculated the “Whole Loan Stabilized Maturity Date LTV” of each Whole Loan.

For each Mortgage Loan with the “Stabilized Appraisal Value” as “NAP” on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the:

a.	Mortgage Loan As Is Reference Date LTV and
b.	Whole Loan As Is Reference Date LTV,

both as shown on the Final Data File, for the:

i.	Mortgage Loan Stabilized Maturity Date LTV and
ii.	Whole Loan Stabilized Maturity Date LTV,

respectively.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Mortgage Loan Stabilized Maturity Date LTV” and “Whole Loan Stabilized Maturity Date LTV” to the nearest 1/10th of one percent.

Attachment A Page 14 of 21

18. (continued)

For each Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan Stabilized Maturity Date LTV and
b.	Whole Loan Stabilized Maturity Date LTV

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan Stabilized Maturity Date LTV and
ii.	Whole Loan Stabilized Maturity Date LTV,

respectively, of each related Underlying Property.

19.	For each Mortgage Loan (except for the Mortgage Loans described in the third paragraph of this Item 19.), we recalculated the “Mortgage Loan In-Place NCF Reference Date DSCR” as the quotient of the:
a.	In-Place NCF and
b.	Total Senior Participation Annual Debt Service,

both as shown on the Final Data File.

For each Whole Loan (except for the Mortgage Loans described in the third paragraph of this Item 19.), we recalculated the “Whole Loan In-Place NCF Reference Date DSCR” as the quotient of the:

a.	In-Place NCF and
b.	Whole Loan Current Annual Debt Service,

both as shown on the Final Data File.

For the purpose of comparing the “Mortgage Loan In-Place NCF Reference Date DSCR” and “Whole Loan In-Place NCF Reference Date DSCR” characteristics for the Mortgage Loans identified on the Final Data File as:

a.	Central West End,
b.	Georgia Portfolio,
c.	Preston Hollow,
d.	The Katy Apartments,
e.	Oaks at Park South,
f.	Landmark at Mountain View,
g.	Captain's Quarters I,
h.	Campus Commons,
i.	Wilshire Victoria Apartments,
j.	309 East 75th Street,
k.	Raintree Apartments,
l.	528 East 85th Street,
m.	Housing Investors Portfolio Alabama II and
n.	The Mark Apartments,

the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “1.00” for the “Mortgage Loan In-Place NCF Reference Date DSCR” and “Whole Loan In-Place NCF Reference Date DSCR” characteristics. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in this Item 19.

Attachment A Page 15 of 21

19. (continued)

For each Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan In-Place NCF Reference Date DSCR and
b.	Whole Loan In-Place NCF Reference Date DSCR

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan In-Place NCF Reference Date DSCR and
ii.	Whole Loan In-Place NCF Reference Date DSCR,

respectively, of each related Underlying Property.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Mortgage Loan In-Place NCF Reference Date DSCR” and “Whole Loan In-Place NCF Reference Date DSCR” to two decimal places.

20.	Using the quotient of the:
a.	Appraiser Stab NCF and
b.	Total Senior Participation Exit Loan Annual Interest

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Loan UW NCF Exit Interest DSCR.”

Using the quotient of the:

a.	Appraiser Stab NCF and
b.	Whole Loan Exit Loan Annual Interest

of each Whole Loan, both as shown on the Final Data File, we recalculated the “Whole Loan UW NCF Exit Interest DSCR.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Mortgage Loan UW NCF Exit Interest DSCR” and “Whole Loan UW NCF Exit Interest DSCR” to two decimal places.

Attachment A Page 16 of 21

20. (continued)

For each Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan UW NCF Exit Interest DSCR and
b.	Whole Loan UW NCF Exit Interest DSCR

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan UW NCF Exit Interest DSCR and
ii.	Whole Loan UW NCF Exit Interest DSCR,

respectively, of each related Underlying Property.

21.	Using the quotient of the:
a.	In-Place NOI and
b.	Total Senior Participation Reference Date Balance

of each Mortgage Loan (except for the Mortgage Loans identified on the Final Data File as “Preston Hollow” (the “Preston Hollow Mortgage Loan”), “The Katy Apartments” (“The Katy Apartments Mortgage Loan”) and “528 East 85th Street” (the “528 East 85th Street Mortgage Loan”), which are described in the third paragraph of this Item 21.), both as shown on the Final Data File, we recalculated the “Mortgage Loan In-Place NOI Reference Date Debt Yield.”

Using the quotient of the:

a.	In-Place NOI and
b.	Whole Loan Reference Date Balance

of each Whole Loan (except for the Preston Hollow Mortgage Loan, The Katy Apartments Mortgage Loan and 528 East 85th Street Mortgage Loan, which are described in the third paragraph of this Item 21.), both as shown on the Final Data File, we recalculated the “Whole Loan In-Place NOI Reference Date Debt Yield.”

For the Preston Hollow Mortgage Loan, The Katy Apartments Mortgage Loan and 528 East 85th Street Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Mortgage Loan In-Place NOI Reference Date Debt Yield” and “Whole Loan In-Place NOI Reference Date Debt Yield” characteristics.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Mortgage Loan In-Place NOI Reference Date Debt Yield” and “Whole Loan In-Place NOI Reference Date Debt Yield” to the nearest 1/10th of one percent.

Attachment A Page 17 of 21

21. (continued)

For each Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan In-Place NOI Reference Date Debt Yield and
b.	Whole Loan In-Place NOI Reference Date Debt Yield

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan In-Place NOI Reference Date Debt Yield and
ii.	Whole Loan In-Place NOI Reference Date Debt Yield,

respectively, of each related Underlying Property.

22.	Using the quotient of the:
a.	Appraiser Stab NOI and
b.	Total Senior Participation Maturity Date Balance

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Loan Stabilized Maturity Date NOI Debt Yield.”

Using the quotient of the:

a.	Appraiser Stab NOI and
b.	Whole Loan Maturity Date Balance

of each Whole Loan, both as shown on the Final Data File, we recalculated the “Whole Loan Stabilized Maturity Date NOI Debt Yield.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Mortgage Loan Stabilized Maturity Date NOI Debt Yield” and “Whole Loan Stabilized Maturity Date NOI Debt Yield” to the nearest 1/10th of one percent.

For each Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield and
b.	Whole Loan Stabilized Maturity Date NOI Debt Yield

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield and
ii.	Whole Loan Stabilized Maturity Date NOI Debt Yield,

respectively, of each related Underlying Property.

Attachment A Page 18 of 21

21.	Using the:
a.	Seasoning and
b.	Original Prepayment Terms

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Remaining Call Protection (Cut-off Date)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement

24.	Using the Mortgage Loan Reference Date Balances for the Mortgage Loans, as shown on the Final Data File, and a ramp value assumption of $57,911,032.59 (the “Assumed Ramp”) that was provided by the Loan Obligation Manager, on behalf of the Issuer, and the calculation methodologies that were provided by the Loan Obligation Manager, on behalf of the Issuer, which are described in the succeeding paragraph of this Item 24., we recalculated the “% of Finalization Date Balance (Includes Ramp)” for each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “% of Finalization Date Balance (Includes Ramp)” for each Mortgage Loan as the quotient of the:

a.	Sum of the:
i.	Mortgage Loan Reference Date Balance for each Mortgage Loan and
ii.	Mortgage Loan Future Funding Amount as of Reference Date for each Mortgage Loan and
b.	Sum of the:
i.	Aggregate Mortgage Loan Reference Date Balance for all Mortgage Loans,
ii.	Aggregate Mortgage Loan Future Funding Amount as of Reference Date for all Mortgage Loans and
iii.	Assumed Ramp.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “% of Finalization Date Balance (Includes Ramp)” to the nearest 1/10th of one percent.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Loan Obligation Manager, on behalf of the Issuer, that are described in this Item 24.

Attachment A Page 19 of 21

25.	Using:
a.	Information on the Final Data File and
b.	The applicable assumptions and calculation methodologies provided by the Loan Obligation Manager, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 25.,

we recalculated the “Total / Weighted Average” information for the:

i.	Property Count,
ii.	Current Occupancy,
iii.	Stabilized Occupancy,
iv.	Mortgage Loan In-Place NCF Reference Date DSCR,
v.	Mortgage Loan UW NCF Exit Interest DSCR,
vi.	Mortgage Loan Original Funded Balance,
vii.	Mortgage Loan Fully Funded Balance,
viii.	Mortgage Loan Reference Date Balance,
ix.	Mortgage Loan Maturity Date Balance,
x.	Floating Spread,
xi.	Asset Term (Without Extension),
xii.	Fully Extended Asset Term,
xiii.	Original IO Period,
xiv.	Seasoning,
xv.	Remaining Asset Term (Without Extension),
xvi.	Remaining Fully Extended Asset Term,
xvii.	Remaining IO Period,
xviii.	Exit Constant,
xix.	Mortgage Loan As Is Reference Date LTV,
xx.	Mortgage Loan Stabilized Maturity Date LTV,
xxi.	Mortgage Loan In-Place NOI Reference Date Debt Yield,
xxii.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield,
xxiii.	Whole Loan Original Funded Balance,
xxiv.	Whole Loan Floating Spread,
xxv.	Whole Loan Fully Funded Balance,
xxvi.	Whole Loan Reference Date Balance,
xxvii.	Whole Loan Maturity Date Balance,
xxviii.	Whole Loan As Is Reference Date LTV,
xxix.	Whole Loan Stabilized Maturity Date LTV,
xxx.	Whole Loan In-Place NCF Reference Date DSCR,
xxxi.	Whole Loan UW NCF Exit Interest DSCR,
xxxii.	Whole Loan In-Place NOI Reference Date Debt Yield,
xxxiii.	Whole Loan Stabilized Maturity Date NOI Debt Yield,
xxxiv.	Total Senior Participation Original Funded Balance,
xxxv.	Total Senior Participation Reference Date Balance,
xxxvi.	Total Senior Participation Maturity Date Balance,
xxxvii.	Non-Trust Senior Participation Amount(s),
xxxviii.	Non-Trust Junior Participation Amount(s),
xxxix.	Sub Debt/Mezz/PE Amount and

Attachment A Page 20 of 21

25. (continued)

xl.	% of Finalization Date Balance (Includes Ramp)

characteristics. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

The Loan Obligation Manager, on behalf of the Issuer, instructed us to use the sum of the values corresponding to the Mortgage Loans for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Property Count,
b.	Mortgage Loan Original Funded Balance,
c.	Mortgage Loan Fully Funded Balance,
d.	Mortgage Loan Reference Date Balance,
e.	Mortgage Loan Maturity Date Balance,
f.	Whole Loan Original Funded Balance,
g.	Whole Loan Fully Funded Balance,
h.	Whole Loan Reference Date Balance,
i.	Whole Loan Maturity Date Balance,
j.	Total Senior Participation Original Funded Balance,
k.	Total Senior Participation Reference Date Balance,
l.	Total Senior Participation Maturity Date Balance,
m.	Non-Trust Senior Participation Amount(s),
n.	Non-Trust Junior Participation Amount(s),
o.	Sub Debt/Mezz/PE Amount and
p.	% of Finalization Date Balance (Includes Ramp)

characteristics.

The Loan Obligation Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Mortgage Loans, weighted by the “Mortgage Loan Reference Date Balance,” for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Current Occupancy,
b.	Stabilized Occupancy,
c.	Floating Spread,
d.	Asset Term (Without Extension),
e.	Fully Extended Asset Term,
f.	Original IO Period,
g.	Seasoning,
h.	Remaining Asset Term (Without Extension),
i.	Remaining Fully Extended Asset Term,
j.	Remaining IO Period,
k.	Exit Constant,
l.	Mortgage Loan As Is Reference Date LTV,
m.	Mortgage Loan Stabilized Maturity Date LTV,
n.	Mortgage Loan In-Place NCF Reference Date DSCR,
o.	Mortgage Loan UW NCF Exit Interest DSCR,

Attachment A Page 21 of 21

25. (continued)

p.	Mortgage Loan In-Place NOI Reference Date Debt Yield and
q.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield

characteristics.

The Loan Obligation Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Whole Loans, weighted by the “Whole Loan Reference Date Balance,” for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Whole Loan Floating Spread,
b.	Whole Loan As Is Reference Date LTV,
c.	Whole Loan Stabilized Maturity Date LTV,
d.	Whole Loan In-Place NCF Reference Date DSCR,
e.	Whole Loan UW NCF Exit Interest DSCR,
f.	Whole Loan In-Place NOI Reference Date Debt Yield and
g.	Whole Loan Stabilized Maturity Date NOI Debt Yield

characteristics.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Loan Obligation Manager

• Planet Self Storage Portfolio	Mortgage Loan Original Funded Balance, Mortgage Loan Fully Funded Balance, Total Senior Participation Original Funded Balance, Whole Loan Original Funded Balance and Whole Loan Fully Funded Balance	The “Mortgage Loan Original Funded Balance,” “Mortgage Loan Fully Funded Balance,” “Total Senior Participation Original Funded Balance,” “Whole Loan Original Funded Balance” and “Whole Loan Fully Funded Balance” of the Multiple Property Loan are allocated to the respective Underlying Properties using the Mortgage Loan Original Funded Balance allocations for the Underlying Properties that are stated in the applicable Source Document.

• Georgia Portfolio • Hudson Valley Portfolio • Housing Investors Portfolio Alabama II	Mortgage Loan Original Funded Balance, Mortgage Loan Fully Funded Balance, Total Senior Participation Original Funded Balance, Whole Loan Original Funded Balance, Whole Loan Fully Funded Balance	The “Mortgage Loan Original Funded Balance,” “Mortgage Loan Fully Funded Balance,” “Total Senior Participation Original Funded Balance,” “Whole Loan Original Funded Balance” and “Whole Loan Fully Funded Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “As Is Appraisal Value” for each respective Underlying Property that is stated in the applicable Source Document.

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Loan Obligation Manager” columns that have not been previously defined, or which do not have a specific reference to where such term is defined in this report, are defined on Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 12

Compared Characteristics and Source Documents

Mortgaged Property, Third Party and Underwriting Information: (see Note 5)

Characteristic	Source Document(s)

Property Address (see Notes 1)	Appraisal Report, Engineering Report or Environmental Report
Property City (see Note 1)	Appraisal Report, Engineering Report or Environmental Report
Property State (see Note 1)	Appraisal Report, Engineering Report or Environmental Report
Zip Code	Appraisal Report, Engineering Report or Environmental Report
Property Type (see Note 4)	Appraisal Report
Property Sub Type	Appraisal Report
SF or Units	Rent Roll or Appraisal Report
Net Rentable SF/ Acres/ Units / Rooms	Rent Roll or Appraisal Report
Current Occupancy (see Notes 2 and 4)	Rent Roll
Current Occupancy Date (as of) (see Note 4)	Rent Roll
Year Built	Appraisal Report or Engineering Report
Year Renovated (see Note 3)	Appraisal Report, Servicer Report or Holdback Listing
Appraisal Firm	Appraisal Report
Appraisal Date	Appraisal Report
As Is Appraisal Value	Appraisal Report
Stabilized Appraisal Value	Appraisal Report
Stabilized Occupancy	Appraisal Report
Appraiser Stab NOI (see Note 6)	Appraisal Report
Appraiser Stab NCF (see Note 6)	Appraisal Report
Engineering Report Firm	Engineering Report
Eng Report Date	Engineering Report
Environmental Firm	Environmental Report
Report Type	Environmental Report
Env Report Date	Environmental Report
In-Place NOI (see Note 7)	Cash Flow Summary
In-Place NCF (see Note 7)	Cash Flow Summary
Ownership Interest	Title Policy
Original Interest Holdback	Funding Advice or Loan Agreement
Current Outstanding Interest Holdback	Servicer Report or Holdback Listing

Exhibit 2 to Attachment A Page 2 of 12

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront Taxes & Insurance Reserves (see Notes 4 and 8)	Funding Advice
Upfront Renovation Reserves	Funding Advice or Loan Agreement
Upfront Replacement Reserves	Funding Advice or Loan Agreement
Upfront TI/LC Reserves	Funding Advice or Loan Agreement
Upfront Other Reserves	Funding Advice or Loan Agreement
Upfront Other Reserves Type	Funding Advice or Loan Agreement
Monthly Taxes & Insurance Reserves	Servicer Report, Funding Advice or Loan Agreement
Monthly Repair, Replacement & Renovation Reserves	Servicer Report or Loan Agreement
Monthly TI/LC Reserves	Servicer Report or Loan Agreement
Monthly Other Reserves	Servicer Report or Loan Agreement
Monthly Other Reserves Type	Servicer Report or Loan Agreement
Current Taxes & Insurance Reserves Balance	Servicer Report or Holdback Listing
Current Renovation Reserves Balance	Servicer Report or Holdback Listing
Current Replacement Reserves Balance	Servicer Report or Holdback Listing
Current TI/LC Reserves	Servicer Report or Holdback Listing
Current Other Reserves Balance	Servicer Report or Holdback Listing
Current Other Reserves Type	Servicer Report or Holdback Listing

Exhibit 2 to Attachment A Page 3 of 12

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower (Entity) (see Note 4)	Loan Agreement
Sponsor (see Note 4)	Loan Agreement
Asset Origination Date	Loan Agreement
Whole Loan Original Funded Balance (see Notes 9 and 10)	For all Whole Loans: • Loan Agreement For Underlying Properties associated with Multiple Property Loans: • Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A
Whole Loan Future Funding Amount as of Origination (see Note 10)	Loan Agreement
Whole Loan Future Funding Amount as of Reference Date (see Note 10)	Arbor Future Funding Schedule
Whole Loan Fully Funded Balance (see Notes 4 and 10)	For all Whole Loans: • Loan Agreement For Underlying Properties associated with Multiple Property Loans: • Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A
Mortgage Loan Original Funded Balance (see Notes 9 and 10)	For all Mortgage Loans: • Loan Agreement For Underlying Properties associated with Multiple Property Loans: • Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A
Mortgage Loan Future Funding Amount as of Origination (see Note 10)	Loan Agreement
Mortgage Loan Future Funding Amount as of Reference Date (see Note 10)	Arbor Future Funding Schedule
Mortgage Loan Fully Funded Balance (see Notes 4 and10)	Loan Agreement or Participation Agreement
Total Senior Participation Original Funded Balance (see Note 10)	Loan Agreement or Participation Agreement
Non-Trust Senior Participation Amount(s) (see Note 9)	Participation Agreement
Non-Trust Junior Participation Amount(s) (see Note 9)	Participation Agreement

Exhibit 2 to Attachment A Page 4 of 12

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

First Payment Date	Loan Agreement or Funding Advice
Payment Frequency	Loan Agreement or Loan Modification Agreement
Maturity Date	Loan Agreement or Loan Modification Agreement
Extension Option	Loan Agreement or Loan Modification Agreement
Fully Extended Maturity Date	Loan Agreement or Loan Modification Agreement
First Extension Fee	Loan Agreement or Loan Modification Agreement
Second Extension Fee	Loan Agreement or Loan Modification Agreement
Third Extension Fee	Loan Agreement or Loan Modification Agreement
Extension Spread Increase (Yes/No)	Loan Agreement or Loan Modification Agreement
Extension Spread Increase Description	Loan Agreement or Loan Modification Agreement
Spread Type	Loan Agreement
Whole Loan Floating Spread	Loan Agreement
Floating Spread (see Note 9)	Loan Agreement
Fixed Interest Rate	Loan Agreement
Benchmark	Loan Agreement
LIBOR Cap	Loan Agreement
LIBOR Floor	Loan Agreement
Interest Accrual Method	Loan Agreement
Amort Type	Loan Agreement
Exit Fee	Loan Agreement
Original Prepayment Terms (see Notes 11 and 12)	Loan Agreement
Recourse	Loan Agreement or Guaranty Agreement
Lockbox (see Note 13)	Loan Agreement
Cash Trap	Loan Agreement
Property Manager (see Note 4)	Management Agreement or Loan Agreement
Sub Debt/Mezz/PE (Y/N)	Loan Agreement or Intercreditor Agreement
Sub Debt/Mezz/PE Type	Loan Agreement or Intercreditor Agreement
Sub Debt/Mezz/PE Amount	Loan Agreement or Intercreditor Agreement

Exhibit 2 to Attachment A Page 5 of 12

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	Property State

characteristics for each Mortgage Loan and Mortgaged Property on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Current Occupancy” characteristic for each Mortgage Loan and Mortgaged Property on the Preliminary Data File with the “Property Type” characteristic as “Multifamily,” the Loan Obligation Manager, on behalf of the Issuer, instructed us to:
a.	Exclude non-revenue units,
b.	Exclude model units,
c.	Exclude units associated with commercial tenants, as applicable, and
d.	Include only units associated with multifamily tenants,

all as shown on the rent roll Source Document.

3.	For the purpose of comparing the “Year Renovated” characteristic for each Mortgaged Property on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to:
a.	Use “Ongoing” for any Mortgaged Property securing a Mortgage Loan that has a current renovation reserves balance greater than zero, as shown in the servicer report or holdback listing Source Document, and
b.	Use the year renovated (if any), as shown in the appraisal report Source Document, for any Mortgaged Property securing a Mortgage Loan that has a current renovation reserves balance equal to zero, as shown in the servicer report or holdback listing Source Document.

Exhibit 2 to Attachment A Page 6 of 12

Notes: (continued)

4.	For the Mortgage Loans listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristics listed in Table A1, even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan	Characteristic	Source Document Value	Provided Value

Preston Hollow	Property Type	Mixed Use	Multifamily

Oaks at Park South	Mortgage Loan Fully Funded Balance	$28,800,000.00	$28,789,132.98
	Whole Loan Fully Funded Balance	$36,000,000.00	$35,986,416.22

Carrington Park I	Current Occupancy Current Occupancy Date (as of)	<unable to determine> <unable to determine>	94.2% 2/28/2018
	Upfront Taxes & Insurance Reserves	$98,859.33	NAP

Carrington Park II	Current Occupancy Current Occupancy Date (as of) Upfront Taxes & Insurance Reserves	<unable to determine> <unable to determine> $54,901.82	94.2% 2/28/2018 NAP

Grancare	Property Manager	<unable to determine>	Greencity, LLC

309 East 75th Street	Borrower (Entity)	309E75 Stone LLC	309E75 Stone LLC; AMAC Holdings II, LLC
	Sponsor	Jeffrey Kaye; David Levine	AMAC Holdings II, LLC

528 East 85th Street	Sponsor	Jeffrey Kaye; David Levine	AMAC Holdings II, LLC

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Loan Obligation Manager, on behalf of the Issuer.

5.	For the purpose of comparing the “Property, Third Party and Underwriting Information” characteristics that are expressed as dollar values, the Loan Obligation Manager, on behalf of the Issuer, instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A Page 7 of 12

Notes: (continued)

6.	For the purpose of comparing the “Appraiser Stab NOI” characteristic for each Mortgaged Property, the Loan Obligation Manager, on behalf of the Issuer, instructed us to add the reserve amounts, as shown in the appraisal report Source Document, to the corresponding as-stabilized NOI, as shown in the appraisal report Source Document. If the appraisal report Source Document did not show an as-stabilized NCF, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the as-is NCF, as shown in the appraisal report Source Document.

For the purpose of comparing the “Appraiser Stab NCF” characteristic for each Mortgaged Property, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the corresponding as-stabilized NCF, as shown in the appraisal report Source Document. If the appraisal report Source Document did not show an as-stabilized NCF, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the as-is NCF, as shown in the appraisal report Source Document.

7.	For the purpose of comparing the “In-Place NOI” and “In-Place NCF” characteristics for the Underlying Properties securing the Mortgage Loans identified on the Preliminary Data File as:
a.	Hudson Valley Portfolio and
b.	Georgia Portfolio,

the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “<blank>.”

8.	For the purpose of comparing the “Upfront Taxes & Insurance Reserves” characteristic for each Mortgage Loan on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the sum of the:
a.	Real estate tax escrow,
b.	Insurance escrow and
c.	Tax service fee,

all as shown on the funding advice Source Document.

9.	The Loan Obligation Manager, on behalf of the Issuer, indicated that the Mortgage Loans listed in Table A2 each have one or more Non-Trust Senior Participations that will not be assets of the Issuer as of the settlement date of the securitization transaction. Additionally, the Loan Obligation Manager, on behalf of the Issuer, indicated that with respect to the Mortgage Loan identified on the Preliminary Data File as “Wilshire Victoria Apartments” the “Wilshire Victoria Apartments Mortgage Loan”), the related Whole Loan (the “Wilshire Victoria Apartments Whole Loan”) also has a Non-Trust Junior Participation that will not be an asset of the Issuer as of the settlement date of the securitization transaction.

Exhibit 2 to Attachment A Page 8 of 12

Notes: (continued)

9. (continued)

For each Whole Loan listed in Table A2, the applicable Source Document provided by the Loan Obligation Manager, on behalf of the Issuer listed in the “Data Source(s)” column of Table A2 indicates that the Whole Loan was split into multiple portions (each such portion, a “Participation Component”) which are listed in the “Participation Component” column of Table A2.

Table A2:
Whole Loan	Mortgage Loan, Non-Trust Senior Participation and Non-Trust Junior Participation	Participation Component	Amortization Type	Data Source(s)
Preston Hollow	Mortgage Loan Non-Trust Senior Participations	A-3 A-1, A-2, A-4, A-5	Interest Only	Participation Agreement

The Katy Apartments	Mortgage Loan Non-Trust Senior Participations	A-1 A-2, A-3	Interest Only	Participation Agreement

Oaks at Park South	Mortgage Loan Non-Trust Senior Participations	A B, C	Interest Only	Participation Agreement

Maystone at Wakefield	Mortgage Loan Non-Trust Senior Participation	A-2 A-1	Interest Only	Participation Agreement

Landmark at Mountain View	Mortgage Loan Non-Trust Senior Participation	A-1 A-2	Interest Only	Participation Agreement

Campus Commons	Mortgage Loan Non-Trust Senior Participations	A-2 (a) A-1, A-2 (b)	Interest Only	Participation Agreement

Wilshire Victoria Apartments	Mortgage Loan Non-Trust Senior Participation Non-Trust Junior Participation	A-2 A-1 B	Amortizing	Participation Agreement

160 Van Brunt Street	Mortgage Loan Non-Trust Senior Participation	A-1 A-2	Interest Only	Participation Agreement

Exhibit 2 to Attachment A Page 9 of 12

Notes: (continued)

9. (continued)

For the purpose of comparing the “Mortgage Loan Original Funded Balance” characteristic for each Mortgage Loan listed in Table A2, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the information in the applicable Data Source(s) listed in the “Data Source(s)” column of Table A2 for the “Participation Component” listed in the “Participation Component” column of Table A2 that is associated with the “Mortgage Loan” portion of each Whole Loan listed in the “Mortgage Loan, Non-Trust Senior Participation and Non-Trust Junior Participation” column of Table A2.

For the purpose of comparing the “Whole Loan Original Funded Balance” characteristic for each Whole Loan listed in Table A2, the Loan Obligation Manager, on behalf of the Issuer, instructed to use the sum of the information in the applicable Data Source(s) listing in the “Data Source(s)” column of Table A2 for all of the Participation Components listed in the “Participation Component” column of Table A2 corresponding to the Whole Loan.

For the purpose of comparing the “Floating Spread” characteristic for each Mortgage Loan listed in Table A2, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use information in the applicable Data Source(s) listed in the “Data Source(s)” column of Table A2 for the participation rate, as described in the applicable Data Source(s), relating to the “Participation Component” listed in the “Participation Component” column of Table A2 that is associated with the “Mortgage Loan” portion of each Whole Loan listed in the “Mortgage Loan, Non-Trust Senior Participation and Non-Trust Junior Participation” column of Table A2.

For the purpose of comparing the “Non-Trust Senior Participation Amount(s)” and “Non-Trust Junior Participation Amount(s)” characteristics for each Mortgage Loan listed in Table A2, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use information in the applicable Data Source(s) listed in the “Data Source(s)” column of Table A2 for the “Participation Component” listed in the “Participation Component” column of Table A2 that is associated with the “Non-Trust Senior Participation” portion or “Non-Trust Junior Participation” portion of each Whole Loan, as applicable, listed in the “Mortgage Loan, Non-Trust Senior Participation and Non-Trust Junior Participation” column of Table A2.

10.	The Arbor future funding schedule Source Document is a Microsoft Excel file labeled “CLO 10 Future Funding Breakdown.xls” which was provided by the Loan Obligation Manager, on behalf of the Issuer, on 10 May 2018.

Exhibit 2 to Attachment A Page 10 of 12

Notes: (continued)

10. (continued)

For the purpose of comparing the “Total Senior Participation Original Funded Balance” characteristic for each Mortgage Loan with the “Non-Trust Senior Participation Amount(s)” characteristic as “NAP” on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the “Mortgage Loan Original Funded Balance” for the “Total Senior Participation Original Funded Balance” characteristic.

For the purpose of comparing the “Total Senior Participation Original Funded Balance” characteristic for each Mortgage Loan with a “Non-Trust Senior Participation Amount(s)” value greater than “$0.00” on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the sum of the:

a.	Mortgage Loan Original Funded Balance and
b.	Non-Trust Senior Participation Amount(s),

both as shown on the Preliminary Data File, for the “Total Senior Participation Original Funded Balance” characteristic.

For the purpose of comparing the “Whole Loan Future Funding Amount as of Reference Date” and “Mortgage Loan Future Funding Amount as of Reference Date” characteristics for each Mortgage Loan included on the Arbor future funding schedule Source Document, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the Arbor future funding schedule as the Source Document. For each Mortgage Loan that is not included on the Arbor future funding schedule Source Document, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Whole Loan Future Funding Amount as of Origination,” “Whole Loan Future Funding Amount as of Reference Date,” “Mortgage Loan Future Funding Amount as of Origination” and “Mortgage Loan Future Funding Amount as of Reference Date” characteristics.

For the purpose of comparing the “Mortgage Loan Fully Funded Balance” characteristic for each Mortgage Loan with the “Mortgage Loan Future Funding Amount as of Reference Date” characteristic as “NAP” on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the “Mortgage Loan Original Funded Balance” for the “Mortgage Loan Fully Funded Balance” characteristic.

Exhibit 2 to Attachment A Page 11 of 12

Notes: (continued)

10. (continued)

For the purpose of comparing the “Mortgage Loan Fully Funded Balance” characteristic for each Mortgage Loan with a “Mortgage Loan Future Funding Amount as of Reference Date” value greater than or equal to “$0.00” on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the sum of the:

a.	Mortgage Loan Original Funded Balance and
b.	Mortgage Loan Future Funding Amount as of Origination,

both as shown on the Preliminary Data File, for the “Mortgage Loan Fully Funded Balance” characteristic.

For the purpose of comparing the “Whole Loan Fully Funded Balance” characteristic for each Mortgage Loan with the “Whole Loan Future Funding Amount as of Reference Date” characteristic as “NAP” on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the “Whole Loan Original Funded Balance” for the “Whole Loan Fully Funded Balance” characteristic.

For the purpose of comparing the “Whole Loan Fully Funded Balance” characteristic for each Mortgage Loan with a “Whole Loan Future Funding Amount as of Reference Date” value greater than or equal to “$0.00” on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the sum of the:

a.	Whole Loan Original Funded Balance and
b.	Whole Loan Future Funding Amount as of Origination,

both as shown on the Preliminary Data File, for the “Whole Loan Fully Funded Balance” characteristic.

11.	For certain Mortgage Loans, the applicable Source Document indicates that the “Maturity Date” occurs during an interest accrual period. For the purpose of comparing the “Original Prepayment Terms” characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the number of loan payment dates (including the “Maturity Date”) and not the number of full interest accrual periods.

12.	For the purpose of comparing the “Original Prepayment Terms” characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to consider any loan payment date on which only the “Exit Fee,” as described in the applicable Source Document, will be due as a payment date in the open period.

Exhibit 2 to Attachment A Page 12 of 12

Notes: (continued)

12. (continued)

The Loan Obligation Manager, on behalf of the Issuer, indicated that any fee associated with the voluntary prepayment of a Mortgage Loan that is comprised of the aggregate payments of interest that would accrue through the end of an applicable prepayment period, as described in the applicable Source Document(s), are prepayment fees and instructed us to include the loan payment dates for which these fees apply, as applicable, for the purpose of comparing the “Original Prepayment Terms” characteristic.

13.	For the purpose of comparing the “Lockbox” characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the following lockbox descriptions:
a.	Soft – the related Mortgage Loan documents do not require the borrower to send tenant direction letters in connection with the origination of the Mortgage Loan, but the rents are required to be deposited into the lockbox account by the borrower or property manager. In many cases, the rents are required to be deposited into the lockbox within a certain number of days of receipt,
b.	Soft, Springing Hard – the related Mortgage Loan documents require a soft lockbox, as defined above, to be in place as of the origination of the Mortgage Loan, but there are conditions in the related Mortgage Loan documents which would require the borrower to send tenant direction letters on a future date if a trigger event occurs,

c.	Springing Hard – No lockbox is required to be in place as of the origination of the Mortgage Loan, but there are conditions in the Mortgage Loan documents which would require the borrower to send tenant direction letters on a future date if a trigger event occurs and
d.	Hard – the related Mortgage Loan documents currently require tenants (or the property manager) to pay rent or other income directly to the lockbox account.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Asset Name
Loan Closed (Y/N)
Loan Purpose
Loan/Property Flag
Property Count
Non-Trust Participation (Y/N)
Exit Constant
In-Place NCF Date (as of)
Ground Lease
Ground Lease Maturity
Property Info
Amort Amount
Senior/Subordinate
Sr. Debt (Y/N)
Sr. Debt Amount
Sr. Debt Financed
Underwriting v. Asset Management
No.
Asset Manager / UW

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.